Fair value measurements - Schedule of Restricted Sponsor Shares and Price Adjustment Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ 0	$ 0	$ 116,863
Price Adjustment Shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ (254,766)
Ordinary shares and vested restricted stock units
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Number of shares (in shares)	15,000,000	15,000,000
Potential Stock Converted, Reverse Recapitalization, Shares - Released from restriction	6,000,000
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Number of shares (in shares)	15,000,000
Stock Issued During Period - Share Price Adjustments - Tranches 1 and 2	10,000,000
Stock Issued During Period - Share Price Adjustments - First tranches	1,495,722
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche one
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration terms, stock price trigger (in USD per share)	$ 12.5
Number of shares (in shares)	5,000,000
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche two
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration terms, stock price trigger (in USD per share)	$ 15
Number of shares (in shares)	5,000,000
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche three
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration terms, stock price trigger (in USD per share)	$ 17.5
Number of shares (in shares)	5,000,000
Restricted Sponsor Shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 47,247	$ 17,532
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	65,889	29,715
Ending balance, fair value measurement	0	47,247	17,532
Price Adjustment Shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	81,715	26,184
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	173,051	55,531
Ending balance, fair value measurement	0	81,715	26,184
Restricted Sponsor And Price Adjustment Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	128,962	43,716
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	238,940	85,246
Ending balance, fair value measurement	$ 0	$ 128,962	$ 43,716